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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment  [ ]                     Amendment No.:    _______
     This Amendment (Check only one):            [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Bayard D. Waring
Address:      c/o Amelia Peabody Foundation
              One Hollis Street
              Wellesley, MA 02482

Form 13F File Number:      028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring        Gloucester, Massachusetts       January 24, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.      Name

28-05989               Amelia Peabody Foundation



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $7,633 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File No.      Name

1.     28-05993               Philip B. Waring


                                      -2-
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                           FORM 13F INFORMATION TABLE

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        COLUMN 1       COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6       COLUMN 7         COLUMN 8

  Name of Issuer       Title of       CUSIP        Value       Shrs or   Sh/ Put/     Investment        Other       Voting Authority
                        Class                    (X $1000)     Prn Amt   Prn Call     Discretion      Managers   Sole   Shared  None
Alliance Resource       Common      01877R108        61         5,000       SH      Shared - Other        1      5,000

American Power
Conversion Corp         Common      029066107        79         3,000       SH      Shared - Other        1      3,000

Amerigas Partners
Common Units            Common      030975106        60         4,000       SH      Shared - Other        1      4,000

Applied Materials Inc   Common      038222105       507         4,000       SH      Shared - Other        1      4,000

Cendant Corp Income
Prides 7.5% Conv PFD    Preferred   151313301       299         8,000       SH      Shared - Other        1      8,000

Chase Manhattan         Common      16161A108       311         4,000       SH      Shared - Other        1      4,000

Cisco Systems Inc       Common      17275R102       750         7,000       SH      Shared - Other        1      7,000

Citigroup               Common      172967101       167         3,000       SH      Shared - Other        1      3,000

Duff & Phelps Util &
Corp BD TR              Common      26432K108        29         2,500       SH      Shared - Other        1      2,500

EGlobe, Inc.            Common      282339100        27         6,000       SH      Shared - Other        1      6,000

EMC                     Common      268648102       656         6,000       SH      Shared - Other        1      6,000

Global Crossing         Common      G3921A100       200         4,000       SH      Shared - Other        1      4,000

Hospitality Prop.       Common      44106M102        95         5,000       SH      Shared - Other        1      5,000

Intel Corp              Common      458140100       329         4,000       SH      Shared - Other        1      4,000

Johnson & Johnson       Common      478160104        65           700       SH      Shared - Other        1        700

Kinder Morgan Energy
Partners LP Unit LTD    Common      494550106t      124         3,000       SH      Shared - Other        1      3,000

MCI Worldcom            Common      55268B106       398         7,500       SH      Shared - Other        1      7,500

Nextcard                Common      65332K107        58         2,000       SH      Shared - Other        1      2,000

Nextel                  Common      65332V103       413         4,000       SH      Shared - Other        1      4,000

Oracle Corp             Common      68389X105       336         3,000       SH      Shared - Other        1      3,000

RF Micro Devices        Common      749941100       274         4,000       SH      Shared - Other        1      4,000

State Street Corp       Common      857477103       292         4,000       SH      Shared - Other        1      4,000

Sun Microsystems Inc    Common      866810104       774        10,000       SH      Shared - Other        1     10,000

T&E Theatre.com         Common      872140108        7          5,000       SH      Shared - Other        1      5,000

Titan Corp.             Common      888266103     1,088        23,000       SH      Shared - Other        1     23,000

Tyco                    Common      902124106       234         6,000       SH      Shared - Other        1      6,000

                                                   7633
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